Borrowings -Summary (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Borrowings
Current borrowings	$ 7,554	₨ 491,860	₨ 13,974
Non-current borrowings	$ 5,529	359,969	30,902
Total borrowings		851,829	44,876
Finance lease liabilities
Borrowings
Current borrowings		4,920	4,544
Non-current borrowings		3,992	8,307
Finance lease liabilities | SGD | Fixed rate
Borrowings
Total borrowings		₨ 8,913	12,851
Finance lease liabilities | SGD | Fixed rate | Minimum
Borrowings
Interest rate (as a percent)	2.99%	2.99%
Finance lease liabilities | SGD | Fixed rate | Maximum
Borrowings
Interest rate (as a percent)	3.18%	3.18%
Vehicle loan
Borrowings
Current borrowings		₨ 14,310	9,430
Non-current borrowings		31,813	22,595
Vehicle loan | INR | Fixed rate
Borrowings
Total borrowings		₨ 46,123	₨ 32,025
Vehicle loan | INR | Fixed rate | Minimum
Borrowings
Interest rate (as a percent)	8.00%	8.00%
Vehicle loan | INR | Fixed rate | Maximum
Borrowings
Interest rate (as a percent)	10.00%	10.00%
Secured loan from banks/NBFC's
Borrowings
Current borrowings		₨ 472,630
Non-current borrowings		₨ 324,164
Secured loan from banks/NBFC's | INR | Fixed rate
Borrowings
Interest rate (as a percent)	14.75%	14.75%
Total borrowings		₨ 400,116
Secured bank loans | USD | Fixed rate
Borrowings
Interest rate (as a percent)	9.00%	9.00%
Total borrowings		₨ 396,677